SHARE-BASED COMPENSATION (Details) - USD ($) $ in Thousands						1 Months Ended	12 Months Ended
	Sep. 06, 2022	Jan. 06, 2019	Dec. 21, 2018	Jul. 06, 2018	Jun. 06, 2018	Sep. 30, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2018	Dec. 31, 2014
SHARE-BASED COMPENSATION
Share-based compensation							$ 55,817	$ 68,081	$ 149,758
Share-based compensation expense related to RSUs							55,800	73,700	112,500
Stock options
SHARE-BASED COMPENSATION
Share-based compensation							0	0	0
Intrinsic value of options exercised							0	500	100
RSUs
SHARE-BASED COMPENSATION
Total fair value of RSU							64,600	86,200	91,700
Unrecognized compensation cost							0
2014 Share Incentive Plan
SHARE-BASED COMPENSATION
Ordinary shares authorized											21,000,000
2018 Share Incentive Plan
SHARE-BASED COMPENSATION
Ordinary shares authorized										38,600,000
2018 Share Incentive Plan | RSUs | Certain directors, executive officers
SHARE-BASED COMPENSATION
Number of award granted				25,275,880
Vesting period					5 years
2014 and 2018 Share Incentive Plan | RSUs
SHARE-BASED COMPENSATION
Number of award granted			8,105,000
Vesting period		5 years
2022 Share Incentive Plan | RSUs
SHARE-BASED COMPENSATION
Number of award granted	37,253,465
Vesting period	3 years
2022 Share Incentive Plan | RSUs | Vested on the grant date
SHARE-BASED COMPENSATION
Vesting percentage	0.50%
2022 Share Incentive Plan | RSUs | Vested after grant date on each month
SHARE-BASED COMPENSATION
Vesting percentage	0.014%
2022 Restricted Stock Incentive Plan | Xinjiang Daqo Lvchuang
SHARE-BASED COMPENSATION
Vesting period						4 years
2022 Restricted Stock Incentive Plan | Vested on the grant date | Xinjiang Daqo Lvchuang
SHARE-BASED COMPENSATION
Vesting percentage						40.00%
2022 Restricted Stock Incentive Plan | Vested after grant date on each month | Xinjiang Daqo Lvchuang
SHARE-BASED COMPENSATION
Vesting percentage						30.00%
2022 Restricted Stock Incentive Plan | Vesting on fourth anniversary of the grant date | Xinjiang Daqo Lvchuang
SHARE-BASED COMPENSATION
Vesting percentage						30.00%
2022 Restricted Stock Incentive Plan | Stock options | Xinjiang Daqo Lvchuang
SHARE-BASED COMPENSATION
Share-based compensation							$ 0	$ (5,700)	$ 37,300
Number of option granted						23,660,000